UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:		811-02932
Morgan Stanley High Yield Securities Inc.
(Exact name of registrant as specified in charter)
1221 Avenue of the Americas, New York, New York		10020
(Address of principal executive offices)		(Zip code)
Ronald E. Robison 1221 Avenue of the Americas, New York, New York 10020
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-762-4000

Date of fiscal year end:	August 31, 2005

Date of reporting period:	November 30, 2004

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley High Yield Securities Inc.

Portfolio of Investments November 30, 2004 (unaudited)

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE
	CORPORATE BONDS (93.9%)
	Advertising/Marketing Services (1.5%)
2,225	Advanstar Communications, Inc.	10.75	08/15/10	2,519,812
3,017	Interep National Radio Sales, Inc. (Series B)	10.00	07/01/08	2,191,096
4,045	Interpublic Group of Companies, Inc. (The)	6.25	11/15/14	4,018,849
				8,729,757
	Aerospace & Defense (0.5%)
3,000	K&F Acquisition Inc - 144A*	7.75	11/15/14	3,082,500

	Alternative Power Generation (1.0%)
2,110	Calpine Corp. - 144A*	8.50	07/15/10	1,682,725
4,120	Ormat Funding Corp. - 144A*	8.25	12/30/20	4,125,476
				5,808,201
	Apparel/Footwear (0.3%)
1,650	Oxford Industries, Inc.	8.875	06/01/11	1,790,250

	Auto Parts: O.E.M. (0.9%)
4,160	TRW Automotive, Inc.	9.375	02/15/13	4,867,200

	Automotive Aftermarket (0.6%)
3,010	Tenneco Automotive, Inc. (Series B)	11.625	10/15/09	3,210,466

	Broadcasting (1.1%)
4,391	Canwest Media Inc. - 144A* (Canada)	8.00	09/15/12	4,719,796
1,296	Salem Communications Holdings Corp. (Series B)	9.00	07/01/11	1,432,080
				6,151,876

	Building Products (3.1%)
3,240	Brand Services Inc.	12.00	10/15/12	3,645,000
865	Interface Inc.	7.30	04/01/08	886,625
4,460	Interface Inc.	9.50	02/01/14	4,839,100
2,370	PLY Gem Industries Inc - 144A*	9.00	02/15/12	2,417,400
4,050	THL Buildco Inc. (Nortek) Inc. 144A*	8.50	09/01/14	4,374,000
1,455	WII Components, Inc.	10.00	02/15/12	1,433,175
				17,595,300

	Cable/Satellite TV (4.3%)
1,002	Avalon Cable LLC	11.875		12/01/08	1,049,631
1,780	Charter Communications Holdings LLC	10.75		10/01/09	1,548,600
1,340	Charter Communications Holdings/Charter Capital	13.50	††	01/15/11	1,038,500
4,465	Charter Communications Holdings/Charter Capital	11.75	††	05/15/11	3,069,688
1,085	Directv Holdings/Finance	8.375		03/15/13	1,223,337
1,375	Echostar DBS Corp.	6.375		10/01/11	1,412,813
5,280	Kabel Deutschland - 144A* (Germany)	10.625		07/01/14	6,098,400
1,055	Knology, Inc. - 144A* (c)	12.00	†	11/30/09	1,021,111
1,780	Renaissance Media Group LLC	10.00		04/15/08	1,851,200
7,980	Telenet Group Holding NV - 144A* (Belgium)	11.50	††	06/15/14	6,104,700
					24,417,980
	Casino/Gaming (3.2%)
27,175	Aladdin Gaming Holdings/Capital Corp. LLC (Series B) (b)	13.50		03/01/10	0
3,060	Isle of Capri Casinos	7.00		03/01/14	3,213,000
1,800	MGM Mirage Inc.	5.875		02/27/14	1,777,500
3,550	MGM Mirage Inc.	6.00		10/01/09	3,652,062
3,105	MGM Mirage Inc.-144A*	6.00		10/01/09	3,194,269
27,634	Resort At Summerlin LP/Ras Co. (Series B) (a) (b)	13.00		12/15/07	0
3,195	Station Casinos, Inc.	6.00		04/01/12	3,306,825
2,470	Venetian Casino/LV Sands	11.00		06/15/10	2,828,150
					17,971,806
	Chemicals: Major Diversified (2.2%)
4,230	Equistar Chemical Funding	10.125		09/01/08	4,875,075
1,575	Huntsman Advanced Materials Corp. - 144A*	11.00		07/15/10	1,878,187
5,480	Huntsman ICI Chemicals	10.125		07/01/09	5,808,800
					12,562,062
	Chemicals: Specialty (6.2%)
8,350	Associated Materials Inc.	11.25	††	03/01/14	6,262,500
1,880	Avecia Group PLC (United Kingdom)	11.00		07/01/09	1,776,600
1,785	FMC Corp.	10.25		11/01/09	2,061,675
1,755	Innophos Inc. - 144A*	8.875		08/15/14	1,904,175
945	ISP Chemco	10.25		07/01/11	1,063,125
4,065	ISP Holdings Inc. (Series B)	10.625		12/15/09	4,532,475
1,135	Koppers Industry Inc.	9.875		10/15/13	1,290,495
775	Millennium America, Inc.	7.00		11/15/06	813,750
4,185	Millennium America, Inc.	9.25		06/15/08	4,739,512
1,140	Nalco Co.	7.75		11/15/11	1,234,050
4,235	Nalco Co.	8.875		11/15/13	4,695,556
3,855	Rhodia SA (France)	8.875		06/01/11	3,797,175
1,072	Westlake Chemical Corp.	8.75		07/15/11	1,214,040
					35,385,128
	Coal (0.2%)
930	Foundation PA Coal Co. - 144A*	7.25		08/01/14	999,750

	Construction Materials (0.5%)
2,850	RMCC Acquisition Co. - 144A*	9.50		11/01/12	2,878,500

	Consumer Sundries (0.3%)
1,985	Amscan Holdings INC	8.75		05/01/14	1,999,887

	Consumer/Business Services (0.8%)
2,245	Muzak LLC/Muzak Finance Corp.	10.00		02/15/09	2,065,400
3,245	Muzak LLC/Muzak Finance Corp.	9.875		03/15/09	2,445,919
					4,511,319

	Containers/Packaging (3.3%)
1,415	Graham Packaging Company Inc. - 144A*	8.50		10/15/12	1,478,675

2,850	Graphic Packaging International Corp.	9.50		08/15/13	3,263,250
1,900	Norampac, Inc. (Canada)	6.75		06/01/13	1,995,000
1,700	Owens-Brockway Glass - 144A*	6.75		12/01/14	1,712,750
850	Owens-Brockway Glass Containers Corp.	8.75		11/15/12	952,000
1,765	Owens-Illinois Inc.	7.35		05/15/08	1,835,600
3,005	Owens-Illinois Inc.	7.50		05/15/10	3,155,250
3,020	Pliant Corp. (Issued 04/10/02)	13.00		06/01/10	2,914,300
1,530	Pliant Corp. (Issued 08/29/00)	13.00		06/01/10	1,476,450
					18,783,275
	Drugstore Chains (1.5%)
1,005	Jean Coutu Group PJC Inc. - 144A* (Canada)	7.625		08/01/12	1,055,250
4,065	Jean Coutu Group PJC Inc. - 144A* (Canada)	8.50		08/01/14	4,146,300
2,235	Rite Aid Corp.	7.125		01/15/07	2,268,525
810	Rite Aid Corp.	8.125		05/01/10	866,700
					8,336,775
	Electric Utilities (5.4%)
1,330	AES Corp. (The)	7.75		03/01/14	1,448,037
377	AES Corp. (The)	8.875		02/15/11	432,608
537	AES Corp. (The)	9.375		09/15/10	623,591
3,020	AES Corp. (The) - 144A*	9.00		05/15/15	3,465,450
2,405	Allegheny Energy, Inc.	7.75		08/01/05	2,468,131
460	CMS Energy Corp.	7.50		01/15/09	494,500
3,010	CMS Energy Corp.	8.50		04/15/11	3,438,925
1,040	IPALCO Enterprises, Inc.	8.625	***	11/14/11	1,170,000
3,160	Monongahela Power Co.	5.00		10/01/06	3,237,613
3,235	MSW Energy Holdings/Finance	7.375		09/01/10	3,429,100
695	MSW Energy Holdings/Finance	8.50		09/01/10	767,975
1,940	Nevada Power Co.	8.25		06/01/11	2,240,700
3,130	Nevada Power Co.	9.00		08/15/13	3,646,450
3,320	PSEG Energy Holdings Inc.	8.625		02/15/08	3,693,500
					30,556,580
	Electronic Distributors (0.4%)
2,245	BRL Universal Equipment Corp.	8.875		02/15/08	2,374,087

	Electronic Equipment/Instruments (0.8%)
4,070	Xerox Corp.	7.125		06/15/10	4,395,600

	Electronic Products (0.5%)
2,525	Rayovac Corp.	8.50		10/01/13	2,802,750

	Environmental Services (0.7%)
1,515	Allied Waste North America, Inc.	6.50		11/15/10	1,469,550
2,310	Allied Waste North America, Inc.	9.25		09/01/12	2,477,475
					3,947,025
	Finance/Rental/Leasing (1.1%)
3,105	United Rentals NA, Inc.	6.50		02/15/12	3,058,425
3,410	United Rentals NA, Inc.	7.75		11/15/13	3,290,650
					6,349,075
	Food Retail (1.2%)
1,476	CA FM Lease Trust - 144A*	8.50		07/15/17	1,702,904
4,540	Delhaize America, Inc.	8.125		04/15/11	5,244,780
					6,947,684
	Food: Meat/Fish/Dairy (3.0%)
2,735	Michael Foods Inc. (Series B)	8.00		11/15/13	2,899,100
4,370	Pilgrim’s Pride Corp.	9.625		09/15/11	4,932,637
1,770	PPC Escrow Corp.	9.25		11/15/13	2,000,100
1,420	Smithfield Foods Inc.	7.625		02/15/08	1,526,500
4,775	Smithfield Foods Inc. - 144A*	7.00		08/01/11	5,085,375

410	Smithfield Foods Inc. (Series B)	8.00	10/15/09	453,050
				16,896,762
	Forest Products (0.6%)
1,115	Tembec Industries Inc. (Canada)	7.75	03/15/12	1,073,187
2,600	Tembec Industries Inc. (Canada)	8.50	02/01/11	2,606,500
				3,679,687
	Gas Distributors (1.8%)
4,080	Dynegy Holdings, Inc.	6.875	04/01/11	3,957,600
3,390	Dynegy Holdings, Inc. - 144A*	9.875	07/15/10	3,847,650
730	Northwest Pipeline Corp.	8.125	03/01/10	818,513
1,435	Southern Natural Gas	8.875	03/15/10	1,625,137
				10,248,900
	Home Building (0.9%)
2,100	Tech Olympic USA, Inc.	10.375	07/01/12	2,362,500
1,850	Tech Olympic USA, Inc. (Issued 02/03/03)	9.00	07/01/10	2,002,625
815	Tech Olympic USA, Inc. (Issued 11/27/02)	9.00	07/01/10	882,237
				5,247,362
	Home Furnishings (0.2%)
1,235	Tempur-Pedic Inc.	10.25	08/15/10	1,435,688

	Hospital/Nursing Management (1.3%)
1,430	HCA Inc.	6.375	01/15/15	1,419,608
1,145	HCA, Inc.	7.58	09/15/25	1,124,274
2,680	Medcath Holdings Corp. - 144A*	9.875	07/15/12	2,921,200
1,150	Tenet Healthcare Corp. - 144A*	9.875	07/01/14	1,242,000
920	Tenet Healthcare Corp.	6.50	06/01/12	860,200
				7,567,282
	Hotels/Resorts/Cruiselines (0.4%)
2,025	Gaylord Entertainment Co - 144A*	6.75	11/15/14	2,035,125

	Investment Banks/Brokers (0.9%)
4,535	Refco Finance Holdings - 144A*	9.00	08/01/12	4,965,825

	Industrial Machinery (0.2%)
1,111	Flowserve Corp.	12.25	08/15/10	1,238,765

	Industrial Specialties (1.8%)
625	Columbia/HCA Healthcare Corp.	7.19	11/15/15	647,237
4,010	Johnsondiversy, Inc.	9.625	05/15/12	4,551,350
1,440	Tekni-Plex Inc. - 144A*	8.75	11/15/13	1,440,000
3,070	UCAR Finance, Inc.	10.25	02/15/12	3,484,450
				10,123,037
	Internet Software/Services (0.1%)
6,546	Exodus Communications, Inc. (a) (b)	11.625	07/15/10	0
775	Global Cash Access LLC	8.75	03/15/12	840,875
				840,875
	Investment Managers (0.7%)
3,695	JSG Funding PLC (Ireland)	9.625	10/01/12	4,230,775

	Medical Distributors (1.1%)
220	AmerisourceBergen Corp.	7.25	11/15/12	242,550
5,260	AmerisourceBergen Corp.	8.125	09/01/08	5,812,300
				6,054,850

	Medical Specialties (0.9%)
715	Fisher Scientific International, Inc. - 144A*	6.75		08/15/14	765,050
1,675	Fisher Scientific International, Inc.	8.125		05/01/12	1,873,906
1,300	Fisher Scientific International, Inc.	8.00		09/01/13	1,465,750
665	National Nephrology Assoc. Inc. - 144A*	9.00		11/01/11	771,400
					4,876,106
	Medical/Nursing Services (1.6%)
5,140	Fresenius Medical Care Capital Trust	7.875		06/15/11	5,743,950
795	Fresenius Medical Care Capital Trust II (Units) ‡	7.875		02/01/08	864,563
2,715	Team Health, Inc. - 144A*	9.00		04/01/12	2,728,575
					9,337,088
	Metal Fabrications (1.1%)
1,680	General Cable Corp.	9.50		11/15/10	1,890,000
4,010	Trimas Corp.	9.875		06/15/12	4,170,400
					6,060,400
	Miscellaneous Commercial Services (1.9%)
1,950	Advanstar Communications, Inc.	9.79	***	08/15/08	2,052,704
495	Advanstar Communications, Inc. (Series B)	12.00		02/15/11	540,788
2,471	Iron Mountain Inc.	7.75		01/15/15	2,520,420
2,800	Iron Mountain Inc.	8.625		04/01/13	2,968,000
2,725	Vertis Inc.-144A*	13.50		12/07/09	2,902,125
					10,984,037
	Miscellaneous Manufacturing (1.0%)
3,315	Amsted Industries Inc. - 144A*	10.25		10/15/11	3,663,075
1,950	Propex Fabrics Inc - 144A*	10.00		12/01/12	1,989,000
					5,652,075

	Movies/Entertainment (1.4%)
4,850	Alliance Atlantis Communications, Inc.	13.00		12/15/09	5,189,500
1,210	Cinemark, Inc.	9.75	††	03/15/14	895,400
2,050	Marquee Inc. - 144A*	6.54	***	08/15/10	2,162,750
					8,247,650
	Oil & Gas Pipelines (3.0%)
5,525	El Paso Production Holdings	7.75		06/01/13	5,787,438
2,525	Pacific Energy Partners LP	7.125		06/15/14	2,727,000
1,315	Transcontinental Gas Pipe Line Corp. (Series B)	8.875		07/15/12	1,627,313
5,930	Williams Companies, Inc. (The)	7.875		09/01/21	6,730,550
					16,872,301

	Oil & Gas Production (3.3%)
4,210	Chesapeake Energy Corp.	7.50		09/15/13	4,652,050
3,710	Hilcorp Energy/Finance - 144A*	10.50		09/01/10	4,229,400
1,400	Magnum Hunter Resources, Inc.	9.60		03/15/12	1,610,000
1,830	Plains E & P Corp.	7.125		06/15/14	2,022,150
5,830	Vintage Petroleum, Inc.	7.875		05/15/11	6,296,400
					18,810,000
	Oil Refining/Marketing (1.1%)
875	CITGO Petroleum Corp. - 144A*	6.00		10/15/11	888,125
3,000	Husky Oil Ltd.	8.90		08/15/28	3,433,308
1,815	Tesoro Petroleum Corp.	9.625		04/01/12	2,105,400
					6,426,833
	Oilfield Services/Equipment (1.7%)
3,345	CHC Helicopter Corp. - (Canada)	7.375		05/01/14	3,545,700
625	Hanover Compressor Co.	8.625		12/15/10	681,250
575	Hanover Compressor Co.	9.00		06/01/14	639,688
2,760	Hanover Equipment Trust 2001 A (Series A)	8.50		09/01/08	2,953,200
1,655	Hanover Equipment Trust 2001 B (Series B)	8.75		09/01/11	1,803,950
					9,623,788
	Other Metals/Minerals (0.0%)
3,750	Murrin Holdings Property Ltd. (Australia) (b)	9.375		08/31/07	375

	Other Transportation (0.9%)
4,305	Laidlaw International Inc.	10.75		06/15/11	4,977,656

	Pharmaceuticals: Major (0.6%)
1,370	VWR International - 144A* (Germany)	6.875		04/15/12	1,431,650
1,795	VWR International - 144A* (Germany)	8.00		04/15/14	1,911,675
					3,343,325
	Pharmaceuticals: Other (0.3%)
1,810	Leiner Health Products Inc.	11.00		06/01/12	1,981,950

	Publishing: Books/Magazines (3.1%)
2,741	Dex Media West/Finance	9.875		08/15/13	3,179,560
1,756	Dex Media East/Finance	12.125		11/15/12	2,151,100
2,390	Dex Media, Inc.	9.00	††	11/15/13	1,846,275
755	Houghton Mifflin Co.	11.50	††	10/15/13	540,769
3,895	Houghton Mifflin Co.	9.875		02/01/13	4,303,975
1,097	PEI Holdings, Inc.	11.00		03/15/10	1,278,005
4,050	PRIMEDIA, Inc.	8.875		05/15/11	4,191,750
					17,491,434
	Pulp & Paper (1.6%)
4,390	Abitibi-Consolidated Inc. (Canada)	6.00		06/20/13	4,126,600
4,350	Georgia-Pacific Corp.	8.875		02/01/10	5,100,375
					9,226,975
	Real Estate Development (1.1%)
5,535	CB Richard Ellis Services, Inc.	11.25		06/15/11	6,392,925

	Real Estate Investment Trusts (0.2%)
887	HMH Properties, Inc. (Series B)	7.875		08/01/08	916,936

	Specialty Stores (2.5%)
3,600	Autonation, Inc.	9.00		08/01/08	4,122,000
2,315	General Nutrition Centers Inc.	8.50		12/01/10	2,323,681
3,720	Petro Stopping Centers LP/Petro Financial Corp.	9.00		02/15/12	3,943,200
3,515	Sonic Automotive, Inc.	8.625		08/15/13	3,796,200
					14,185,081
	Specialty Telecommunications (3.1%)
2,070	American Tower Corp.	7.50		05/01/12	2,157,975

1,237	American Tower Corp.	9.375		02/01/09	1,311,220
2,070	American Tower Corp. - 144A*	7.125		10/15/12	2,106,225
1,700	Panamsat Corp. - 144A*	9.00		08/15/14	1,827,500
4,690	Panamsat Holding Corp. - 144A*	10.375		11/01/14	2,825,725
3,250	Qwest Communications International - 144A*	5.79	***	02/15/09	3,258,125
2,590	Qwest Services Corp. - 144A*	13.50		12/15/07	2,965,550
400	U.S. West Communications Corp.	5.625		11/15/08	405,000
585	U.S. West Communications Corp.	6.625		09/15/05	599,625
					17,456,945
	Steel (0.3%)
1,356	United States Steel Corp.	9.75		05/15/10	1,566,180

	Telecommunication Equipment (0.4%)
2,170	Nortel Networks Ltd. (Canada)	6.125		02/15/06	2,202,550

	Telecommunications (0.7%)
4,740	Primus Telecommunication Group, Inc.	8.00		01/15/14	3,957,900
28,549	Rhythms Netconnections, Inc. (a) (b)	12.75		04/15/09	0
4,309	Rhythms Netconnections, Inc. (a) (b)	14.00		02/15/10	0
13,439	Rhythms Netconnections, Inc. (Series B) (a) (b)	13.50		05/15/08	0
					3,957,900

	Trucks/Construction/Farm Machinery (1.6%)
4,535	Manitowoc Inc. (The)	10.50		08/01/12	5,237,925
3,370	NMHG Holding Co.	10.00		05/15/09	3,740,700
					8,978,625
	Wholesale Distributors (1.9%)
3,450	Buhrmann US Inc.	8.25		07/01/14	3,519,000
3,070	Nebraska Book Company, Inc.	8.625		03/15/12	3,154,425
3,815	Rockwood Specialties, Inc.	10.625		05/15/11	4,358,638
					11,032,063
	Wireless Telecommunications (4.0%)
890	AirGATE PCS, Inc-144A*	5.85		10/15/11	914,475
2,775	Centennial Communications Corp.	8.125		02/01/14	2,844,375
3,845	Metropcs, Inc.	10.75		10/01/11	4,056,475
1,295	Rogers Wireless Communications Inc - 144A*	8.00		12/15/12	1,350,038
1,850	Rogers Wireless Communications Inc - 144A*	7.50		03/15/15	1,928,625
1,920	Rural Cellular Corp	6.38	***	03/15/10	1,987,200
3,865	SBA Communications Corp.	9.75	††	12/15/11	3,236,938
3,210	SBA Communications Corp.	10.25		02/01/09	3,422,663
380	Ubiquitel Operating Co.	9.875		03/01/11	418,950
2,330	Ubiquitel Operating Co. - 144A*	9.875		03/01/11	2,568,825
					22,728,564
	TOTAL CORPORATE BONDS (Cost $580,711,906)				534,349,528

	CONVERTIBLE BONDS (0.5%)
	Hotels/Resorts/Cruiselines (0.0%)
1,643	Premier Cruises Ltd. -144A* (a) (b)	10.00	†	08/15/05	0

	Telecommunication Equipment (0.5%)
3,115	Nortel Networks Corp. (Canada)	4.25		09/01/08	3,002,081

	TOTAL CONVERTIBLE BONDS (Cost $4,603,575)				3,002,081

NUMBER OF SHARES
COMMON STOCKS (0.5%)
Aerospace & Defense (0.2%)
75,021	Orbital Sciences Corp. (c)	975,273

	Apparel/Footwear Retail (0.0%)
5,421,101	County Seat Stores Corp. (c)	0

	Casino/Gaming (0.0%)
212,312	Fitzgeralds Gaming Corp. **	0

	Food: Specialty/Candy (0.0%)
13,317	SFAC New Holdings Inc. (c)	0
2,447	SFAC New Holdings Inc. (c)	0
1,069,725	Specialty Foods Acquisition Corp. - 144A*	0
		0
	Hotels/Resorts/Cruiselines (0.0%)
981,277	Premier Holdings Inc. (c)	0

	Medical/Nursing Services (0.0%)
1,754,896	Raintree Healthcare Corp. (c)	0

	Restaurants (0.3%)
64,807	American Restaurant Group Holdings, Inc. - 144A*	0
111,558	American Restaurant Group Holdings, Inc. (c)	0
13,107	American Restaurant Group Holdings, Inc. (c)	0
787,160	Catalina Restaurant Group (c)	1,574,320
		1,574,320
	Specialty Telecommunications (0.0%)
34,159	Birch Telecom Inc. (c)	0
1,448,200	PFB Telecom NV (Series B) (c)	0
1	XO Communications Inc. (c)	3
		3
	Telecommunications (0.0%)
49,597	Viatel Holdings Bermuda Ltd. (c)	44,637

	Textiles (0.0%)
2,389,334	U.S. Leather, Inc. (c)	0

	Wireless Telecommunications (0.0%)
5,199	USA Mobility, Inc	189,036
315,021	Vast Solutions, Inc. (Class B1) (c)	0
315,021	Vast Solutions, Inc. (Class B2) (c)	0
315,021	Vast Solutions, Inc. (Class B3) (c)	0
		189,036
	TOTAL COMMON STOCKS (Cost $296,750,122)	2,783,269

	NON-CONVERTIBLE PREFERRED STOCKS (1.9%)
	Broadcasting (0.5%)
346	Paxson Communications Corp. †	2,603,123

	Electric Utilities (1.2%)
5,725	TNP Enterprises, Inc. (Series D) †	6,626,688

	Restaurants (0.2%)
1,337	Catalina Restaurant Group (Units) ‡	1,203,300

	TOTAL NON-CONVERTIBLE PREFERRED STOCKS (Cost $10,759,847)	10,433,111

		EXPIRATION DATE
	WARRANTS (0.0%)
	Casino/Gaming (0.0%)
319,500	Aladdin Gaming Enterprises, Inc. - 144A*	03/01/10	$0
23,000	Resort At Summerlin LP - 144A*	12/15/07	0
			0
	Electric Utilities (0.0%)
1,850	TNP Enterprises, Inc. - 144A*	04/01/11	55,963

	Restaurants (0.0%)
4,500	American Restaurant Group Holdings, Inc. - 144A*	08/15/08	0
334,250	Catalina Restaurant Group (c)	07/10/12	0
			0
	TOTAL WARRANTS (Cost $58,970)		55,963

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE
	SHORT-TERM INVESTMENT (1.4%)
	REPURCHASE AGREEMENT
8,000	Joint repurchase agreement account
	(Dated 11/30/04; proceeds $8,000,458) (e)
	(Cost $8,000,000)	2.06%	12/1/2004	8,000,000

TOTAL INVESTMENTS (Cost $900,884,420) (f)	98.2%	558,623,952
OTHER ASSETS IN EXCESS OF LIABILITIES	1.8	10,353,585
NET ASSETS	100.0%	$568,977,537

*                                                                 Resale is restricted to qualified institutional investors.

**                                                          Resale is restricted, acquired 12/22/98 at a cost basis of $957,527.

***                                                   Floating rate security. Rate shown is the rate in effect at November 30, 2004.

†                                                                 Payment-in-kind security.

††                                                          Currently a zero coupon bond and is scheduled to pay interest at the rate shown at a future specified date.

‡                                                                 Consists of one or more class of securities traded together as a unit; preferred stocks with attached warrants.

(a)                                                       Issuer in bankruptcy.

(b)                                                       Non-income producing security; bond in default.

(c)                                                        Acquired through exchange offer.

(d)                                                       Non-income producing securities.

(e)                                                        Collateralized by federal agency and U.S. Treasury obligations.

(f)                                                           The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.  The aggregate gross unrealized appreciation is $39,795,287 and the aggregate gross unrealized depreciation is $382,055,755, resulting in net unrealized depreciation of $342,260,468.

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley High Yield Securities Inc.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
January 20, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
January 20, 2005

/s/ Francis Smith
Francis Smith
Principal Financial Officer
January 20, 2005